Exhibit 99
Ford Credit Auto Owner Trust 2013-C
Monthly Investor Report

Collection Period	January 2017
Payment Date	2/15/2017
Transaction Month	43
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-167489 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,363,983,256.78	60,201	55.6 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$315,000,000.00	0.22000%	August 15, 2014
Class A-2 Notes	$414,000,000.00	0.550%	April 15, 2016
Class A-3 Notes	$420,200,000.00	0.820%	December 15, 2017
Class A-4 Notes	$100,930,000.00	1.250%	October 15, 2018
Class B Notes	$39,480,000.00	1.680%	November 15, 2018
Class C Notes	$26,320,000.00	1.910%	March 15, 2019
Class D Notes	$26,320,000.00	2.500%	January 15, 2020
Total	$1,342,250,000.00

II. AVAILABLE FUNDS

Interest:
Interest Collections	$554,845.01

Principal:
Principal Collections	$8,267,386.50
Prepayments in Full	$3,444,335.95
Liquidation Proceeds	$69,017.34
Recoveries	$53,815.34
Sub Total	$11,834,555.13
Collections	$12,389,400.14

Purchase Amounts:
Purchase Amounts Related to Principal	$262,278.41
Purchase Amounts Related to Interest	$1,298.66
Sub Total	$263,577.07

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$12,652,977.21

Ford Credit Auto Owner Trust 2013-C
Monthly Investor Report

Collection Period	January 2017
Payment Date	2/15/2017
Transaction Month	43
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$12,652,977.21
Servicing Fee	$119,863.40	$119,863.40	$0.00	$0.00	$12,533,113.81
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$12,533,113.81
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$12,533,113.81
Interest - Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$12,533,113.81
Interest - Class A-4 Notes	$49,965.27	$49,965.27	$0.00	$0.00	$12,483,148.54
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$12,483,148.54
Interest - Class B Notes	$55,272.00	$55,272.00	$0.00	$0.00	$12,427,876.54
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$12,427,876.54
Interest - Class C Notes	$41,892.67	$41,892.67	$0.00	$0.00	$12,385,983.87
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$12,385,983.87
Interest - Class D Notes	$54,833.33	$54,833.33	$0.00	$0.00	$12,331,150.54
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$12,331,150.54
Regular Principal Payment	$11,786,430.24	$11,786,430.24	$0.00	$0.00	$544,720.30
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$544,720.30
Residual Released to Depositor	$0.00	$544,720.30	$0.00	$0.00	$0.00
Total		$12,652,977.21

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$11,786,430.24
Total					$11,786,430.24
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-4 Notes	$11,786,430.24	$116.78	$49,965.27	$0.50	$11,836,395.51	$117.28
Class B Notes	$0.00	$0.00	$55,272.00	$1.40	$55,272.00	$1.40
Class C Notes	$0.00	$0.00	$41,892.67	$1.59	$41,892.67	$1.59
Class D Notes	$0.00	$0.00	$54,833.33	$2.08	$54,833.33	$2.08
Total	$11,786,430.24	$8.78	$201,963.27	$0.15	$11,988,393.51	$8.93

Ford Credit Auto Owner Trust 2013-C
Monthly Investor Report

Collection Period	January 2017
Payment Date	2/15/2017
Transaction Month	43

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-4 Notes	$47,966,661.54	0.4752468	$36,180,231.30	0.3584686
Class B Notes	$39,480,000.00	1.0000000	$39,480,000.00	1.0000000
Class C Notes	$26,320,000.00	1.0000000	$26,320,000.00	1.0000000
Class D Notes	$26,320,000.00	1.0000000	$26,320,000.00	1.0000000
Total	$140,086,661.54	0.1043670	$128,300,231.30	0.0955859

Pool Information
Weighted Average APR	4.381%	4.411%
Weighted Average Remaining Term	21.01	20.28
Number of Receivables Outstanding	17,504	16,784
Pool Balance	$143,836,076.52	$131,657,112.96
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$140,086,661.54	$128,300,231.30
Pool Factor	0.1054530	0.0965240

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$6,819,916.28
Targeted Credit Enhancement Amount	$6,819,916.28
Yield Supplement Overcollateralization Amount	$3,356,881.66
Targeted Overcollateralization Amount	$3,356,881.66
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$3,356,881.66

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$6,819,916.28
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$6,819,916.28
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$6,819,916.28

Ford Credit Auto Owner Trust 2013-C
Monthly Investor Report

Collection Period	January 2017
Payment Date	2/15/2017
Transaction Month	43
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		95	$135,945.36
(Recoveries)		100	$53,815.34
Net Loss for Current Collection Period			$82,130.02
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.6852%

Preceding and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Preceding Collection Period			0.5661%
Second Preceding Collection Period			0.3360%
Preceding Collection Period			1.1036%
Current Collection Period			0.7155%
Four Month Average (Current and Preceding Three Collection Periods)			0.6803%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		4,669	$9,100,460.18
(Cumulative Recoveries)			$1,875,181.97
Cumulative Net Loss for All Collection Periods			$7,225,278.21
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.5297%

Average Realized Loss for Receivables that have experienced a Realized Loss			$1,949.12
Average Net Loss for Receivables that have experienced a Realized Loss			$1,547.50

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	2.81%	330	$3,697,003.48
61-90 Days Delinquent	0.33%	37	$438,356.49
91-120 Days Delinquent	0.05%	6	$66,663.32
Over 120 Days Delinquent	0.58%	46	$769,525.24
Total Delinquent Receivables	3.78%	419	$4,971,548.53

Repossession Inventory:
Repossessed in the Current Collection Period		9	$116,396.81
Total Repossessed Inventory		23	$341,727.59

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.5727%
Preceding Collection Period			0.5085%
Current Collection Period			0.5303%
Three Month Average			0.5371%

Ford Credit Auto Owner Trust 2013-C
Monthly Investor Report

Collection Period	January 2017
Payment Date	2/15/2017
Transaction Month	43

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2017

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Sumito Mulchandani
Assistant Treasurer